NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS - Potential shares of common stock (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive	40,950,105	12,463,950	40,950,105	12,463,950	9,691,497	12,737,670
Series A common stock upon conversion of redeemable convertible preferred stock A
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive		4,214,422		4,214,422		4,214,422
Series A common stock upon conversion of redeemable convertible preferred stock B
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive		7,288,333		7,288,333		7,288,333
Non-vested shares of Series C common stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive		638,972		638,972		912,692
Senior and Subordinated Convertible Notes
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive					3,179,410
Shares subject to warrants to purchase common stock
Antidilutive securities
Potential shares of common stock that were excluded from the computation of diluted net loss per share attributable to common stockholders because including them would have been antidilutive					6,512,087	322,223